[LETTERHEAD OF THE WADSWORTH GROUP]


November 16, 2001

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Rule 497(j)
     The Matterhorn Growth Fund, Inc.
     (File Nos. 2-67610 and 811-3054)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Matterhorn Growth Fund, Inc. (the "Fund"), does not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Corporation's Registration Statement on Form N1-A. This Amendment was filed electronically on October 26, 2001.

If you have any questions, please do not hesitate to call me at (626) 852-1033.


Very truly yours,

/s/ Sardjono Kadiman

Sardjono Kadiman
Mutual Fund Administrator